Stock warrants - warrants to purchase common and preferred stock (Detail) - $ / shares	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Senior A Preferred | Exercise price 2.19, Expiration October 1, 2021
Class of Warrant or Right [Line Items]
Number of warrants	0	116,232	116,232
Exercise price	$ 2.19	$ 2.19
Common stock	Oct. 01, 2021	Oct. 01, 2021
Senior A Preferred | Exercise price 3.00, Expiration November 1, 2026
Class of Warrant or Right [Line Items]
Number of warrants	0	672,560	672,560
Exercise price	$ 3.00	$ 3.00
Common stock	Nov. 01, 2026	Nov. 01, 2026
Junior Preferred Stock [Member] | Exercise price 0.01, Expiration September 5, 2020
Class of Warrant or Right [Line Items]
Number of warrants	0	489,605	489,605
Exercise price	$ 0.01	$ 0.01
Common stock	Feb. 05, 2020	Sep. 05, 2020
Junior Preferred Stock [Member] | Exercise Price 1.00 Expiry Date February 2, 2018
Class of Warrant or Right [Line Items]
Number of warrants			32,590
Exercise price		$ 1.00
Common stock		Feb. 02, 2018
Junior Preferred Stock [Member] | Exercise Price 1.00 Expiry Date April 15, 2018
Class of Warrant or Right [Line Items]
Number of warrants			46,197
Exercise price		$ 1.00
Common stock		Apr. 15, 2018
Redeemable Preferred Stock [Member] | Exercise price 0.01, Expiration September 5, 2020
Class of Warrant or Right [Line Items]
Number of warrants	0	358,244	358,244
Exercise price	$ 0.01	$ 0.01
Common stock	Sep. 05, 2020	Sep. 05, 2020
Redeemable Preferred Stock [Member] | Exercise Price 0.73 Expiry Date 2018 [Member]
Class of Warrant or Right [Line Items]
Number of warrants			23,846
Exercise price		$ 0.73
Common stock		Feb. 02, 2018
Redeemable Preferred Stock [Member] | Exercise Price 0.73 Expiry Date April 15, 2018
Class of Warrant or Right [Line Items]
Number of warrants			33,802
Exercise price		$ 0.73
Common stock		Apr. 15, 2018
Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of warrants	228,178	256,411	256,411
Common Stock [Member] | Exercise price 2.02, Expiration October 21, 2025
Class of Warrant or Right [Line Items]
Number of warrants	0	166,952	166,952
Exercise price	$ 2.02	$ 2.02
Common stock	Oct. 11, 2025	Oct. 21, 2025
Common Stock [Member] | Exercise price 3.49, Expiration November 1, 2026
Class of Warrant or Right [Line Items]
Number of warrants	0	89,459	89,459
Exercise price	$ 3.49	$ 3.49
Common stock	Nov. 01, 2026	Nov. 01, 2026
Common Stock [Member] | Exercise price 8.02, Expiration February 28, 2029
Class of Warrant or Right [Line Items]
Number of warrants	75,137	0
Exercise price	$ 8.02
Common stock	Feb. 28, 2029
Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of warrants	0	1,636,641	1,773,076
Common stock (converted from preferred stock) | Exercise price 6.59, Expiration November 1, 2026
Class of Warrant or Right [Line Items]
Number of warrants	153,041	0
Exercise price	$ 6.59
Common stock	Nov. 01, 2026